Short-term and Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings
The following table presents short-term borrowings from the Funding Partners as of December 31, 2019 and 2020. Short-term borrowings include borrowings with terms shorter than one year, the current portion of the long-term borrowings and long-term borrowings with early repayment options that are exercisable by the Funding Partners on demand:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term	2019	2020
			RMB	RMB	US$
Trust beneficiaries	8%-10.5%	18 to 24 months	842,977,069	—	—
Banks	3.92%-12%	31 to 367 days	206,593,264	—	—

			1,049,570,333	—	—

Schedule of Long-term Borrowings	The following table presents long-term borrowings from Banks mentioned above as of December 31, 2019 and 2020:

			As of December 31,
	Floating annual rate (%)	Term	2019	2020
			RMB	RMB	US$
Banks	LPR +0.295%	30 to 95 months	—	102,415,457	15,695,855

Schedule of Contractual Obligations
The following table sets forth the contractual obligations which has not included impact of discount of time value as of December 31, 2020. There were no long-term borrowings as of December 31, 2019:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	4 – 5 years	Greater than 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Long-term borrowings and interest payables (RMB)	5,064,444	5,064,444	25,082,717	24,094,803	23,070,814	43,102,962	125,480,184

Long-term borrowings and interest payables (US$)	776,160	776,160	3,844,095	3,692,690	3,535,757	6,605,818	19,230,680